UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number: 028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:

/s/ Kevin Kotler            New York, New York            August 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $292,597
                                        (thousands)


List of Other Included Managers:

Form 13F File Number    Name

(1) 028-14254           Broadfin Healthcare Master Fund, Ltd.


                                                          FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7    COLUMN 8

                                TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                  ---------        ------      --------- --------   --- ----  ----------- -----    -----  ------- ----
AETNA INC NEW                   COM              00817Y108    1,939       50,000  SH        DEFINED     1           50,000
ALERE INC                       COM              01449J105   11,741      603,968  SH        DEFINED     1          603,968
ALKERMES PLC                    SHS              G01767105   28,639    1,687,598  SH        DEFINED     1        1,687,598
ALKERMES PLC                    SHS              G01767105      200        3,000  SH  CALL  DEFINED     1            3,000
ALNYLAM PHARMACEUTICALS INC     COM              02043Q107    7,351      631,018  SH        DEFINED     1          631,018
ANACOR PHARMACEUTICALS INC      COM              032420101    6,317      973,293  SH        DEFINED     1          973,293
ANGIODYNAMICS INC               COM              03475V101   15,926    1,326,036  SH        DEFINED     1        1,326,036
ARTHROCARE ORD                  COM              043136100    3,074      105,000  SH        DEFINED     1          105,000
ASTRAZENECA PLC                 SPONSORED ADR    046353108   12,083      270,000  SH        DEFINED     1          270,000
ATRICURE INC                    COM              04963C209    6,250      650,325  SH        DEFINED     1          650,325
BIOMIMETIC THERAPEUTICS INC     COM              09064X101      390      148,140  SH        DEFINED     1          148,140
CAS MED SYS INC                 COM PAR $0.004   124769209       74       43,193  SH        DEFINED     1           43,193
CONCEPTUS INC                   COM              206016107    3,116      157,200  SH        DEFINED     1          157,200
COVIDIEN PLC                    SHS              G2554F113    4,816       90,020  SH        DEFINED     1           90,020
DERMA SCIENCES INC              COM PAR $.01     249827502    1,428      150,000  SH        DEFINED     1          150,000
HI-TECH PHARMACAL INC           COM              42840B101    5,807      179,223  SH        DEFINED     1          179,223
IMPAX LABORATORIES INC          COM              45256B101    6,081      300,000  SH        DEFINED     1          300,000
INTELLIPHARMACEUTICS INTL IN    COM              458173101    5,565    1,728,221  SH        DEFINED     1        1,728,221
K V PHARMACEUTICAL CO           CL A             482740206      707    1,310,111  SH        DEFINED     1        1,310,111
LANNET INC                      COM              516012101   10,397    2,452,160  SH        DEFINED     1        2,452,160
MAKO SURGICAL CORP              COM              560879108   12,658      494,254  SH        DEFINED     1          494,254
MEDICIS PHARMACEUTICAL CORP     CL A NEW         584690309    4,388      128,499  SH        DEFINED     1          128,499
MERIT MED SYS INC               COM              589889104   14,501    1,050,000  SH        DEFINED     1        1,050,000
NATUS MEDICAL INC DEL           COM              639050103   17,963    1,545,840  SH        DEFINED     1        1,545,840
NOVADAQ TECHNOLOGIES INC        COM              66987G102   14,870    2,207,310  SH        DEFINED     1        2,207,310
PAR PHARMACEUTICAL COS INC      COM              69888P106    6,325      175,000  SH        DEFINED     1          175,000
QLT INC                         COM              746927102    5,981      784,893  SH        DEFINED     1          784,893
RIGEL PHARMACEUTICALS INC       COM NEW          766559603    8,226      884,532  SH        DEFINED     1          884,532
ROCKWELL MEDICAL TECH           COM              774374102    2,359      253,400  SH        DEFINED     1          253,400
SANOFI                          SPONSORED ADR    80105N105    8,313      220,045  SH        DEFINED     1          220,045
SANTARUS INC                    COM              802817304   27,745    3,913,194  SH        DEFINED     1        3,913,194
SOLTA MED INC                   COM              83438K103    8,266    2,821,036  SH        DEFINED     1        2,821,036
ST JUDE MED INC                 COM              790849103    2,983       74,754  SH        DEFINED     1           74,754
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209   19,720      500,000  SH        DEFINED     1          500,000
TRANSCEPT PHARMACEUTICALS IN    COM              89354M106      285       45,891  SH        DEFINED     1           45,891
TRIUS THERAPEUTICS INC          COM              89685K100    6,116    1,061,788  SH        DEFINED     1        1,061,788



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